Document and Entity Information	Apr. 29, 2024
Prospectus:
Document Type	497
Document Period End Date	Apr. 24, 2024
Entity Registrant Name	Invesco Exchange-Traded Fund Trust II
Entity Central Index Key	0001378872
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Apr. 29, 2024
Document Effective Date	Apr. 29, 2024
Prospectus Date	Dec. 20, 2023
Invesco ESG S&P 500 Equal Weight ETF | Invesco ESG S&P 500 Equal Weight ETF
Prospectus:
Trading Symbol	RSPE